Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information
Summary of the selected quarterly financial information

	Year ended December 31, 2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in millions)
Revenue	$296.4	$301.4	$297.4	$304.5
Income from operations	$30.7	$35.4	$39.0	$36.8
Net loss	$(35.1)	$(78.9)	$(18.8)	$(28.4)

	Year ended December 31, 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in millions)
Revenue	$164.8	$169.4	$277.2	$299.0
Income from operations	$19.0	$10.2	$17.3	$39.2
Net income (loss)	$3.6	$(4.9)	$(85.7)	$(24.5)